UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter End December 31, 2007

Check here if Amendment [ ]; Amendment Number:______
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:       Veredus Asset Management LLC
Address:    6060 Dutchmans Lane Suite 320
            Louisville, KY 40205

Form 13F File Number:      28-7802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James R. Jenkins
Title:   V.P. & Chief Operating Officer
Phone:   (502) 899-4080

Signature, Place, and Date of Signing:

JAMES R. JENKINS           LOUISVILLE, KENTUCKY               January 22, 2008
----------------           --------------------               ----------------
  [Signature]                 [City, State]                      [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              84

Form 13F Information Table Value Total:              $1,318,845
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                        VALUE                 SH/  PUT/ INVESTMENT  OTHER           VOTING AUTHORITY
          NAME                    TITLE     CUSIP       (000s)      SHARES    PRN  CALL  DISCRTN     MGRS    SOLE     SHARE    NONE
------------------------------------------------------------------------------------------------------------------------------------

ADOBE SYSTEMS INC                  com     00724f101    2,275        53,250     SH          SOLE             53,250
AERO VIRONMENT INC.                com     008073108    5,410       223,550     SH          SOLE            200,900          22,650
AKAMAI TECHNOLGIES                 com     00971T101   11,493       332,175     SH          SOLE            332,175
ALLEGIANT TRAVEL CO -REDH          com     01748X102   19,513       607,140     SH          SOLE            539,415          67,725
AMAZON COM INC                     com     023135106    2,705        29,200     SH          SOLE             29,200
AMERIGON INC.                      com     03070L300   18,978       897,740     SH          SOLE            798,365          99,375
ANSYS INC.                         com     03662Q105   18,614       448,972     SH          SOLE            398,825          50,147
ASPEN TECHNOLOGY INC               com     045327103   43,979     2,711,405     SH          SOLE          2,406,655         304,750
ATP OIL AND GAS                    com     00208J108   12,716       251,600     SH          SOLE            224,050          27,550
AUTHENTEC INC.                     com     052660107   12,465       857,900     SH          SOLE            764,150          93,750
AXSYS TECHNOLOGIES INC.            com     054615109    9,028       246,325     SH          SOLE            222,050          24,275
BIO-RAD LABORATORIES INC.          com     090572207   13,717       132,375     SH          SOLE            117,625          14,750
BLACKBOARD INC.                    com     091935502   22,410       556,775     SH          SOLE            495,175          61,600
BRISTOL MYERS SQUIBB CO            com     110122108    1,529        57,650     SH          SOLE             57,650
BUCYRUS INTL                       com     118759109   23,855       240,015     SH          SOLE            213,090          26,925
CAMERON INTERNATIONAL CORP         com     13342B105    2,291        47,600     SH          SOLE             47,600
CARRIZO OIL & GAS INC              com     144577103   26,745       488,490     SH          SOLE            433,690          54,800
CHESAPEAKE ENERGY CORP             com     165167107    1,290        32,900     SH          SOLE             32,900
CIENA CORPORATION                  com     171779309   27,567       808,175     SH          SOLE            717,400          90,775
CISCO SYSTEMS INC.                 com     17275r102    2,966       109,550     SH          SOLE            109,550
CNH GLOBAL N.V.***                 com     N20935206    3,607        54,800     SH          SOLE             54,800
CONCUR TECHNOLOGIES INC.           com     206708109   14,947       412,780     SH          SOLE            366,730          46,050
CROCS INC                          com     227046109   26,534       720,850     SH          SOLE            641,650          79,200
DICK'S SPORTING GOODS              com     253393102   28,622     1,031,065     SH          SOLE            916,465         114,600
DOLBY LABORATORIES INC.            com     25659T107    9,930       199,725     SH          SOLE            199,725
DYCOM INDUSTRIES INC               com     267475101   39,776     1,492,525     SH          SOLE          1,322,150         170,375
EMCOR GROUP INC                    com     29084Q100   32,210     1,363,104     SH          SOLE          1,209,240         153,864
FALCONSTOR SOFTWARE INC.           com     306137100   18,334     1,628,200     SH          SOLE          1,449,025         179,175
FLUOR CORP                         com     343412102    2,379        16,325     SH          SOLE             16,325
GENCO SHIPPING & TRADING LTD**     com     Y2685T107   26,290       480,100     SH          SOLE            426,500          53,600
GFI GROUP INC                      com     361652209   36,314       379,375     SH          SOLE            336,850          42,525
GILEAD SCIENCES INC                com     375558103    3,001        65,225     SH          SOLE             65,225
GOODRICH CORP                      com     382388106    1,797        25,450     SH          SOLE             25,450
GOOGLE INC                         com     38259P508    2,973         4,300     SH          SOLE              4,300
GUESS? INC                         com     401617105   40,219     1,061,475     SH          SOLE            961,875          99,600
HARRIS CORP                        com     413875105    9,280       148,050     SH          SOLE            148,050
HITTITE MICROWAVE CORP             com     43365Y104   36,571       765,714     SH          SOLE            680,225          85,489
HOLOGIC INC                        com     436440101   38,289       557,820     SH          SOLE            496,940          60,880
ILLUMINA INC.                      com     452327109   63,309     1,068,330     SH          SOLE            960,605         107,725
INTEL CORP                         com     458140100    2,391        89,700     SH          SOLE             89,700
INTERCONTINENTAL EXCHANGE          com     45865V100    2,907        15,100     SH          SOLE             15,100
JA SOLAR HOLDINGS CO. LTD**        com     466090107   29,770       426,450     SH          SOLE            379,400          47,050
JACK IN THE BOX INC.               com     466367109   10,711       415,655     SH          SOLE            369,080          46,575
JANUS CAPITAL GROUP INC            com     47102X105    3,566       108,550     SH          SOLE            108,550
KBR INC.                           com     48242W106    7,679       197,925     SH          SOLE            197,925
KROGER CO                          com     501044101    2,543        95,200     SH          SOLE             95,200
LAYNE CHRISTENSEN CO.              com     521050104   28,800       585,249     SH          SOLE            520,349          64,900
MASTERCARD INC. (CI A)             com     57636Q104    1,775         8,250     SH          SOLE              8,250
MCDERMOTT INTERNATIONAL INC.       com     580037109    2,767        46,875     SH          SOLE             46,875
MERCK & CO INC                     com     589331107    1,814        31,225     SH          SOLE             31,225
MICROSOFT CORP                     com     594918104    3,895       109,400     SH          SOLE            109,400
MIDDLEBY CORP.                     com     596278101    5,827        76,050     SH          SOLE             67,900           8,150
MONOLITHIC POWER SYSTEMS INC       com     609839105   18,227       848,950     SH          SOLE            755,800          93,150
NEWFIELD EXPLORATION CO            com     651290108    6,728       127,675     SH          SOLE            127,675
OCEANEERING INTERNATIONAL INC.     com     675232102    9,981       148,200     SH          SOLE            148,200
OM GROUP INC                       com     670872100   16,415       285,275     SH          SOLE            253,725          31,550
OMNITURE INC.                      com     68212S109   30,113       904,575     SH          SOLE            803,675         100,900
PERINI CORP                        com     713839108   27,342       660,117     SH          SOLE            585,525          74,592
PETROQUEST ENERGY INC              com     716748108   11,661       815,488     SH          SOLE            723,765          91,723
QUANTA SERVICES INC                com     74762E102   24,587       937,000     SH          SOLE            830,827         106,173
RED ROBIN GOURMET BURGERS          com     75689M101   14,371       449,225     SH          SOLE            399,350          49,875
RESEARCH MOTION LTD                com     760975102    2,197        19,375     SH          SOLE             19,375
ROBBINS & MYERS INC.               com     770196103    2,694        35,625     SH          SOLE             31,950           3,675
SANDRIDGE ENERGY INC               com     80007P307    8,760       244,275     SH          SOLE            218,775          25,500
SCHERING PLOUGH CORP               com     806605101    2,775       104,150     SH          SOLE            104,150
SHUTTERFLY INC.                    com     82568P304   23,164       904,120     SH          SOLE            803,820         100,300
SPIRIT AEROSYSTEMS HOLDINGS INC.   com     848574109    6,632       192,225     SH          SOLE            192,225
STRATASYS INC.                     com     862685104   18,849       729,440     SH          SOLE            648,085          81,355
SYNTEL INC.                        com     87162H103    7,538       195,700     SH          SOLE            174,175          21,525
TALEO CORP.                        com     87424N104   14,701       493,650     SH          SOLE            439,175          54,475
TASER INTERNATIONAL INC            com     87651B104   36,321     2,524,055     SH          SOLE          2,270,830         253,225
THORNBURG MORTGAGE INC             com     885218107      462        50,000     SH          SOLE             50,000
TIFFANY & CO                       com     886547108    3,687        80,100     SH          SOLE             80,100
TRIUMPH GROUP INC.                 com     896818101   15,305       185,850     SH          SOLE            167,025          18,825
TURBOCHEF TECHNOLOGIES INC.        com     900006206   13,448       815,050     SH          SOLE            725,450          89,600
ULTRASHORT QQQ PROSHARES           com     74347R875    1,424        37,500     SH          SOLE             37,500
UNDER ARMOUR INC.                  com     904311107   33,667       770,950     SH          SOLE            685,625          85,325
URS CORP                           com     903236107   49,311       907,612     SH          SOLE            815,105          92,507
VCA ANTECH                         com     918194101    5,732       129,600     SH          SOLE            129,600
VOCUS INC.                         com     92858J108    2,314        67,000     SH          SOLE             59,650           7,350
W.W. GRAINGER INC.                 com     384802104    3,422        39,100     SH          SOLE             39,100
WARNACO GROUP INC                  com     934390402   35,647     1,024,350     SH          SOLE            908,625         115,725
WILLBROS GROUP INC***              com     969199108   33,216       867,480     SH          SOLE            772,180          95,300
WRIGHT MEDICAL GROUP               com     98235T107   19,781       678,125     SH          SOLE            602,450          75,675

                                                    1,318,845
